Mortgage Servicing Rights - MSRs and Related Characteristics by Portfolio (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Y BasisPoint Multiple	Dec. 31, 2011 BasisPoint Y Multiple	Dec. 31, 2010	Dec. 31, 2009
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 215,637	$ 191,082
Fair value	1,700	1,519	1,837	1,749
Value (bps)	79	79
Weighted-average servicing fees (bps)	31	31
Multiple (value/servicing fees)	2.55	2.55
Weighted-average note rate	4.54%	5.03%
Weighted-average age (in years)	2.6	2.8
Weighted-average expected prepayment (constant prepayment rate)	20.10%	21.30%
Weighted-average expected life (in years)	4.2	4.0
Weighted-average discount rate	10.40%	10.40%
MRBP [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	14,143	13,357
Fair value	154	155
Value (bps)	109	116
Weighted-average servicing fees (bps)	40	40
Multiple (value/servicing fees)	2.73	2.90
Weighted-average note rate	5.13%	5.50%
Weighted-average age (in years)	4.2	4.2
Weighted-average expected prepayment (constant prepayment rate)	13.20%	12.90%
Weighted-average expected life (in years)	6.1	6.4
Weighted-average discount rate	12.10%	12.10%
Government [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	39,048	32,567
Fair value	314	290
Value (bps)	80	89
Weighted-average servicing fees (bps)	33	36
Multiple (value/servicing fees)	2.42	2.47
Weighted-average note rate	4.57%	5.08%
Weighted-average age (in years)	2.4	2.5
Weighted-average expected prepayment (constant prepayment rate)	21.20%	21.10%
Weighted-average expected life (in years)	4.2	4.0
Weighted-average discount rate	11.40%	11.30%
Conventional
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	162,446	145,158
Fair value	$ 1,232	$ 1,074
Value (bps)	76	74
Weighted-average servicing fees (bps)	30	29
Multiple (value/servicing fees)	2.53	2.55
Weighted-average note rate	4.48%	4.97%
Weighted-average age (in years)	2.5	2.8
Weighted-average expected prepayment (constant prepayment rate)	20.40%	22.10%
Weighted-average expected life (in years)	4.1	3.8
Weighted-average discount rate	10.00%	10.00%